LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Apr. 10, 2015	Dec. 31, 2014
LONG-TERM DEBT
Total long-term debt, net of unamortized debt issuance costs	$ 415,700		$ 484,383
5.625% Senior Notes
LONG-TERM DEBT
Stated interest rate (as a percent)	5.625%	5.625%	5.625%
5.625% senior notes	$ 350,000	$ 350,000
Unamortized debt issuance costs	(6,285)
Revolving credit facility
LONG-TERM DEBT
Revolving credit facility	$ 75,000		$ 488,000
Stated interest rate (as a percent)	2.68%		1.92%
Unamortized debt issuance costs	$ (3,015)		$ (3,617)